UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, N.Y. 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2013

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS (a) - 130.8%
Basic Industry - 11.0%
Alpha Natural Resources LLC, Term Loan B	3.500%	5/22/20	$1,699,662	$1,673,955
Arch Coal Inc., Term Loan B	6.250%	5/16/18	267,478	264,335
Atlas Iron Ltd., Term Loan B	8.750%	12/7/17	1,733,744	1,738,078
Bowie Resource Holdings LLC, First Lien Term Loan	6.750%	8/14/20	1,185,000	1,193,887
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	750,000	735,000
Constellium Holdco B.V., USD Term Loan B	6.000%	3/25/20	952,800	981,384
Eagle Spinco Inc., Term Loan	3.500%	1/27/17	138,047	138,852
Essar Steel Algoma Inc., ABL Term Loan	9.250%	9/19/14	992,462	1,002,387
Exopack LLC, New Term Loan B	5.250%	5/8/19	850,000	866,469
Expera Specialty Solutions LLC, Term Loan B	7.500%	12/21/18	298,500	302,977
Fairmount Minerals Ltd., Term Loan B2	5.000%	9/5/19	299,250	304,051
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/28/19	1,444,513	1,466,481
Foresight Energy LLC, Term Loan B	5.500%	8/19/20	500,000	506,250
Murray Energy Corp., First Lien Term Loan	5.250%	11/21/19	930,000	940,075
Oxbow Carbon LLC, Second Lien Term Loan	8.000%	1/17/20	320,000	326,600
Peabody Energy Corp., Term Loan B	4.250%	9/24/20	698,250	704,298
Walter Energy Inc., Term Loan B	6.750%	4/2/18	1,079,495	1,061,054

Total Basic Industry				14,206,133

Capital Goods - 6.3%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	1,266,825	1,271,080
ADS Waste Holdings Inc., New Term Loan B	4.250%	10/9/19	1,386,000	1,395,777
Ardagh Packaging Finance PLC, USD Term Loan B	4.250%	12/5/19	240,001	241,801
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	885,524	883,680
Clondalkin Acquisitions B.V., First Lien Term Loan B	5.750%	5/29/20	238,800	242,084
Filtration Group Corp., First Lien Term Loan	4.500%	11/21/20	160,000	161,800
Filtration Group Corp., Second Lien Term Loan	8.250%	11/21/21	100,000	102,250
Waste Industries USA Inc., Term Loan B	4.000%	3/17/17	1,557,927	1,563,770
Wilsonart International Holdings LLC, Term Loan B	4.000%	10/31/19	497,488	494,316
WP CPP Holdings LLC, First Lien Term Loan	4.750%	12/27/19	975,194	983,727
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	750,000	764,062

Total Capital Goods				8,104,347

Communications - 12.3%
Charter Communications Operating LLC, Term Loan E	3.000%	7/1/20	616,900	612,369
Cricket Communications Inc., Term Loan C	4.750%	3/9/20	995,000	998,553
Crown Castle International Corp., New Term Loan	3.250%	1/31/19	310,120	310,825
CSC Holdings Inc., New Term Loan B	2.669%	4/17/20	746,250	740,053
Cumulus Media Holdings Inc., 2013 Term Loan	—	12/12/20	150,000	151,312	(b)
Getty Images Inc., Term Loan B	4.750%	10/18/19	987,513	923,736
Intelsat Jackson Holdings SA, Term Loan B1	3.750%	4/2/18	966,171	971,377
Level 3 Financing Inc., 2020 Term Loan B	4.000%	1/15/20	310,000	312,635
Level 3 Financing Inc., New 2019 Term Loan	4.000%	8/1/19	1,000,000	1,007,375
McGraw-Hill Global Education Holdings LLC, Term Loan	9.000%	3/22/19	1,115,625	1,139,053
NEP/NCP Holdco Inc., Term Loan	4.750%	1/22/20	999,900	1,006,024
Nine Entertainment Group Ltd., Term Loan B	3.250%	2/5/20	744,375	743,445
Syniverse Holdings Inc., Term Loan	4.000%	4/23/19	1,175,787	1,178,236
Telesat LLC, USD Term Loan B2	3.500%	3/28/19	1,337,991	1,345,239

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - continued
TWCC Holding Corp., REFI Term Loan B	3.500%	2/13/17	$448,780	$451,350
Univision Communications Inc., Converted Extended Term Loan	4.500%	3/2/20	538,598	542,349
Univision Communications Inc., Term Loan C3	4.000%	3/2/20	1,945,300	1,955,200
UPC Financing Partnership, USD Term Loan AH	3.250%	6/30/21	1,000,000	999,531
Village Roadshow Films (BVI) Ltd., Term Loan B	4.750%	11/21/17	162,000	163,620
Windstream Corp., Term Loan B4	3.500%	1/23/20	297,000	297,927

Total Communications				15,850,209

Consumer Cyclical - 25.2%
Advantage Sales & Marketing Inc., New First Lien Term Loan	4.250%	12/18/17	941,229	945,641
Autoparts Holdings Ltd., First Lien Term Loan	6.500%	7/28/17	192,897	191,771
Autoparts Holdings Ltd., Second Lien Term Loan	10.500%	1/29/18	900,000	857,250
Brickman Group Holdings Inc., First Lien Term Loan	—	12/5/20	230,000	231,150	(b)
Caesars Entertainment Operating Co., Extended Term Loan B6	5.488%	1/26/18	1,472,583	1,408,958
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%	10/12/20	710,000	707,338
Camping World Inc., Term Loan	—	2/20/20	1,070,000	1,078,025	(b)
Cannery Casino Resorts LLC, New Second Lien Term Loan	10.000%	10/2/19	500,000	464,167
Cannery Casino Resorts LLC, New Term Loan B	6.000%	10/2/18	242,999	242,118
CCM Merger Inc., New Term Loan B	5.000%	3/1/17	458,215	463,370
Chrysler Group LLC, New Term Loan B	4.250%	5/24/17	299,235	301,291
CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	1,890,000	1,921,211
CKX Inc., Term Loan B	9.000%	6/21/17	300,000	273,000
Container Store Inc., New Term Loan B	4.250%	4/6/19	1,234,550	1,240,321
Crossmark Holdings Inc., First Lien Term Loan	4.500%	12/20/19	514,800	512,548
Dunkin Brands Inc., Term Loan B3	3.750%	2/14/20	764,959	768,715
Equinox Holdings Inc., Repriced Term Loan B	4.500 - 5.500%	1/31/20	1,786,500	1,802,132
Four Seasons Holdings Inc., First Lien Term Loan	4.250%	6/27/20	269,325	270,672
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	2,000,000	1,874,500
Hilton Worldwide Finance LLC, USD Term Loan B2	3.750%	10/26/20	1,736,842	1,752,764
J. Crew Group Inc., Term Loan B1	4.000%	3/7/18	1,488,550	1,499,239
Landry’s Inc., Term Loan B	4.000%	4/24/18	1,974,587	1,992,688
MGM Resorts International, Term Loan B	3.500%	12/20/19	990,000	990,722
Michaels Stores Inc., New Term Loan	3.750%	1/28/20	1,084,550	1,090,394
Mohegan Tribal Gaming Authority, New Term Loan B	5.500%	11/19/19	700,000	712,250
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	989,984	999,678
Neiman Marcus Group Inc., New Term Loan B	5.000%	10/26/20	870,000	882,196
Oceania Cruises Inc., New Term Loan B	6.750%	7/2/20	1,167,075	1,179,475
Peppermill Casinos Inc., Term Loan B	7.250%	10/17/19	990,000	1,009,387
Petco Animal Supplies Inc., New Term Loan	4.000%	11/24/17	992,327	998,943
Realogy Corp., Extended Term Loan	4.500%	3/5/20	992,500	1,004,131
Regent Seven Seas Cruises Inc., REFI Term Loan B	4.750%	12/21/18	1,000,000	1,013,750
Schaeffler AG, USD Term Loan C	4.250%	1/27/17	880,000	888,690
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	835,251	837,265

Total Consumer Cyclical				32,405,750

Consumer Non-Cyclical - 30.9%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,660,000	1,610,200
Akorn Inc., Term Loan B	—	8/27/20	420,000	423,937	(b)
Alvogen Pharma U.S. Inc., New Term Loan B	7.000%	5/23/18	1,226,388	1,244,784
Anchor Hocking LLC, New Term Loan	7.500%	5/21/20	2,099,450	2,121,320

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - continued
Aramark Corp., USD Term Loan D	4.000%	9/9/19	$730,000	$734,404
ARC Document Solutions Inc., Term Loan B	—	12/19/18	340,000	339,150	(b)
Ardent Medical Services Inc., Term Loan	—	7/2/18	1,000,000	1,005,417	(b)
Biomet Inc., Term Loan B2	3.665 - 3.747%	7/25/17	1,296,171	1,308,117
BioScrip Inc., Delayed Draw Term Loan	6.500%	7/31/20	255,516	254,557
BioScrip Inc., Term Loan B	6.500%	7/31/20	425,859	424,262
Catalent Pharma Solutions Inc., Dollar Term Loan B1	3.669%	9/15/16	672,941	677,007
Catalent Pharma Solutions Inc., Dollar Term Loan B2	4.250%	9/15/17	196,515	197,989
CRC Health Corp., Extended Term Loan	4.667%	11/16/15	987,592	992,530
CSM Bakery Supplies LLC, First Lien Term Loan	4.750%	7/3/20	1,027,425	1,032,242
CSM Bakery Supplies LLC, Second Lien Term Loan	8.500%	7/3/21	330,000	333,712
Del Monte Foods Co., Term Loan	4.000%	3/8/18	1,025,565	1,029,682
Dole Food Co. Inc., New Term Loan B	4.500%	11/1/18	590,000	593,319
DS Waters of America Inc., New Term Loan	5.250%	8/31/20	160,000	162,800
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	1,205,586	1,211,179
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	992,456	1,003,621
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	427,850	430,844
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	498,747	503,194
Healogics Inc., First Lien Term Loan	5.250%	2/5/19	148,875	150,178
Healogics Inc., Second Lien Term Loan	9.250%	2/5/20	500,000	512,708
Jarden Corp., Add-On Term Loan B1	2.919%	9/30/20	229,425	229,449
Language Line LLC, New Term Loan B	6.250%	6/20/16	1,229,328	1,227,023
Merge Healthcare Inc., Term Loan B	6.000%	4/23/19	898,729	844,806
Michael Foods Group Inc., Term Loan	4.250%	2/23/18	1,731,310	1,745,376
New HB Acquisition LLC, Term Loan	6.750%	4/9/20	1,100,000	1,141,250
Pacific Industrial Services U.S. Finco LLC, USD First Lien Term Loan	5.000%	10/2/18	458,850	466,450
Par Pharmaceutical Cos. Inc., REFI Term Loan B	4.250%	9/30/19	626,834	631,222
Party City Holdings Inc., REFI Term Loan B	4.250%	7/29/19	1,942,217	1,952,656
Pharmaceutical Product Development LLC, New Term Loan B	4.000%	12/5/18	851,400	858,999
Physiotherapy Associates Holdings Inc., Exit Term Loan	—	10/10/16	420,000	417,900	(b)
Radnet Management Inc., Term Loan B	4.250 - 5.500%	10/10/18	833,672	830,024
Regionalcare Hospital Partners Inc., REFI Term Loan	6.000%	11/4/18	1,687,271	1,657,744
ServiceMaster Co., New Term Loan	4.250%	1/31/17	990,000	979,324
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,987,487	1,888,113
Supervalu Inc., REFI Term Loan B	5.000%	3/21/19	1,930,480	1,952,599
Universal Health Services Inc., Term Loan B	2.417%	11/15/16	635,937	639,515
ValleyCrest Cos., LLC, New Term Loan	5.500%	6/13/19	1,970,100	1,974,411
Visant Corp., Term Loan B	5.250%	12/22/16	999,587	988,654
Wilsonart International Holdings LLC, Incremental Term Loan B2	4.000%	10/31/19	120,000	119,363
WNA Holdings Inc., USD Second Lien Term Loan	8.500%	12/7/20	1,000,000	1,016,250

Total Consumer Non-Cyclical				39,858,281

Electric - 7.8%
Astoria Generating Co. Acquisitions LLC, New Term Loan	8.500%	10/26/17	1,468,671	1,499,880
EFS Cogen Holdings I Inc., Term Loan B	5.000%	12/1/20	290,000	292,175
Equipower Resources Holdings LLC, Term Loan C	4.250%	12/31/19	1,956,002	1,966,598
GIM Channelview Cogeneration LLC, Term Loan B	4.250%	5/8/20	338,300	341,471
La Frontera Generation LLC, Term Loan	4.500%	9/30/20	298,922	302,565
Moxie Liberty LLC, Term Loan B1	—	8/20/20	310,000	316,975	(b)

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric - continued
Northeast Wind Capital II LLC, Term Loan B	5.000%	11/11/20	$1,751,194	$1,768,706
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	250,000	257,500
Sapphire Power Finance LLC, New Term Loan	6.000%	7/10/18	308,450	310,571
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	1,061,975	1,073,258
Topaz Power Holdings LLC, Term Loan	5.250%	2/26/20	1,486,241	1,483,454
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	436,223	449,310

Total Electric				10,062,463

Energy - 8.3%
Chesapeake Energy Corp., New Unsecured Term Loan	5.750%	12/1/17	2,000,000	2,045,000
EP Energy LLC, Term Loan B3	3.500%	5/24/18	1,000,000	1,001,518
Frac Tech International LLC, Term Loan B	8.500%	5/6/16	1,349,999	1,359,281
Pacific Drilling S.A., Term Loan B	4.500%	6/4/18	995,000	1,007,023
Philadelphia Energy Solutions LLC, Term Loan B	6.250%	4/4/18	426,775	377,696
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	600,000	595,500
Rice Energy LLC, Second Lien Term Loan	8.500%	10/25/18	1,131,450	1,159,736
Samson Investment Co., Second Lien Term Loan	6.000%	9/25/18	500,000	502,656
Teine Energy Ltd., Second Lien Term Loan	7.500%	5/9/19	1,985,000	2,014,775
Tesoro Corp., Term Loan B	2.419%	5/30/16	127,200	128,392
TPF II LC LLC, Term Loan B	6.500%	8/16/19	507,450	507,450

Total Energy				10,699,027

Financial Other - 3.7%
Cunningham Lindsey U.S. Inc., First Lien Term Loan	5.000%	12/10/19	1,093,950	1,094,976
Cunningham Lindsey U.S. Inc., Second Lien Term Loan	9.250%	6/10/20	779,545	777,272
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	900,000	902,812
Wall Street Systems Inc., New Second Lien Term Loan	9.250%	10/26/20	2,000,000	2,021,200

Total Financial Other				4,796,260

Industrial Other - 7.3%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	887,775	893,047
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	490,000	497,810
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	990,013	989,394
Generac Power Systems Inc., Term Loan B	3.500%	5/31/20	1,496,250	1,501,394
Intelligrated Inc., First Lien Term Loan	4.500%	7/30/18	785,549	788,985
Laureate Education Inc., Term Loan B	5.000%	6/15/18	1,736,995	1,749,661
Lineage Logistics Holdings LLC, Term Loan	4.500%	4/26/19	497,500	497,914
Mirror Bidco Corp., USD Term Loan	5.250%	12/27/19	1,732,500	1,745,494
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	727,990	729,469

Total Industrial Other				9,393,168

Insurance - 0.8%
Multiplan Inc., New Term Loan B	4.000%	8/25/17	999,317	1,007,957

Natural Gas - 0.8%
BBTS Borrower LP, Term Loan B	7.750%	5/31/19	992,500	1,001,805

Technology - 10.7%
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	927,675	934,877
BMC Software Finance Inc., USD Term Loan	5.000%	9/10/20	1,750,000	1,761,590
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/11/20	1,054,700	1,055,140
Dell Inc., USD Term Loan B	4.500%	4/29/20	820,000	823,075
Eastman Kodak Co., Exit Second Lien Term Loan	0.000%	7/31/20	1,000,000	1,007,500	(b)

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology - continued
Expert Global Solutions Inc., Term Loan B	8.500%	4/3/18	$869,481	$869,481
First Data Corp., 2018 Term Loan	4.166%	9/24/18	500,000	501,285
First Data Corp., Extended 2018 Term Loan B	4.164%	3/23/18	1,250,000	1,253,048
InfoGroup Inc., New Term Loan	8.000%	5/25/18	942,287	774,246
Infor (U.S.) Inc., USD Term Loan B2	5.250%	4/5/18	1,213,064	1,214,328
Kronos Inc., REFI Term Loan	4.500%	10/30/19	1,353,535	1,366,506
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	145,000	150,558
Sophia LP, New Term Loan B	4.500%	7/19/18	301,918	304,057
SunGard Data Systems Inc., Term Loan D	4.500%	1/31/20	990,000	998,039
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	815,800

Total Technology				13,829,530

Transportation - 5.7%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	1,880,550	1,899,356
Commercial Barge Line Co., First Lien Term Loan	7.500%	9/23/19	923,025	916,102
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	540,000	530,550
Delta Air Lines Inc., New Term Loan B	3.500%	4/20/17	1,079,376	1,089,036
Hertz Corp., Term Loan B2	3.000%	3/11/18	1,071,900	1,073,048
Syncreon Global Finance U.S. Inc., Term Loan B	5.250%	10/28/20	980,000	978,775
U.S. Airways Group Inc., Term Loan B1	4.000%	5/23/19	560,000	564,667
United Airlines Inc., New Term Loan B	4.000%	4/1/19	308,450	311,339

Total Transportation				7,362,873

TOTAL SENIOR LOANS (Cost - $167,164,225)				168,577,803

CORPORATE BONDS & NOTES - 7.4%
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.2%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	300,000	313,500	(c)

Media - 2.0%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	500,000	547,500
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000	202,350
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	670,000	673,350	(c)
National CineMedia LLC, Senior Notes	7.875%	7/15/21	1,000,000	1,105,000

Total Media				2,528,200

TOTAL CONSUMER DISCRETIONARY				2,841,700

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	220,000	235,950

Oil, Gas & Consumable Fuels - 1.1%
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	510,139	(c)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.500%	7/15/23	100,000	94,250
MEG Energy Corp., Senior Notes	6.500%	3/15/21	750,000	793,125	(c)

Total Oil, Gas & Consumable Fuels				1,397,514

TOTAL ENERGY				1,633,464

FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	350,000	365,750	(c)

INDUSTRIALS - 1.6%
Airlines - 0.2%
American Airlines, Pass-Through Trust, Senior Secured Notes	5.600%	7/15/20	200,000	202,000	(c)

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.9%
Briggs & Stratton Corp.	6.875%	12/15/20	$1,050,000	$1,158,937

Transportation Infrastructure - 0.5%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	640,000	681,600	(c)

TOTAL INDUSTRIALS				2,042,537

MATERIALS - 0.4%
Chemicals - 0.2%
Eagle Spinco Inc., Senior Notes	4.625%	2/15/21	150,000	147,563	(c)
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	188,000	203,040

Total Chemicals				350,603

Metals & Mining - 0.2%
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	270,000	226,125	(c)

TOTAL MATERIALS				576,728

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000	549,375
Wind Acquisition Finance SA, Senior Secured Notes	6.500%	4/30/20	870,000	930,900	(c)

Total Diversified Telecommunication Services				1,480,275

Wireless Telecommunication Services - 0.4%
SoftBank Corp., Senior Notes	4.500%	4/15/20	550,000	539,000	(c)

TOTAL TELECOMMUNICATION SERVICES				2,019,275

TOTAL CORPORATE BONDS & NOTES (Cost - $9,036,763)				9,479,454

			SHARES
COMMON STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Dayco Products LLC			4,912	243,144	*(d)

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
SemGroup Corp., Class A Shares			24,938	1,626,706

TOTAL COMMON STOCKS (Cost - $687,306)				1,869,850

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,888,294)				179,927,107

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 11.2%
Repurchase Agreements - 11.2%
Barclays Capital Inc. repurchase agreement dated 12/31/13; Proceeds at maturity - $11,400,006; (Fully collateralized by U.S. Treasury Notes, 2.000% due 4/30/16; Market Value - $11,849,423)	0.010%	1/2/14	$11,400,000	11,400,000
State Street Bank & Trust Co. repurchase agreement dated 12/31/13; Proceeds at maturity - $3,031,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $3,094,447)	0.000%	1/2/14	3,031,000	3,031,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,431,000)				14,431,000

TOTAL INVESTMENTS - 150.8% (Cost - $191,319,294#)				194,358,107
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (27.2)%				(35,000,000)
Liabilities in Excess of Other Assets - (23.6)%				(30,439,224)

TOTAL NET ASSETS - 100.0%				$128,918,883

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2013

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	All or a portion of this loan is unfunded as of December 31, 2013. The interest rate for fully unfunded term loans is to be determined.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien
Term	— Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland on and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Senior loans	—	$168,577,803	—	$168,577,803
Corporate bonds & notes	—	9,479,454	—	9,479,454
Common stocks:
Consumer discretionary	—	243,144	—	243,144
Energy	$1,626,706	—	—	1,626,706

Total long-term investments	$1,626,706	$178,300,401	—	$179,927,107

Short-term investments†	—	14,431,000	—	14,431,000

Total investments	$1,626,706	$192,731,401	—	$194,358,107

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Senior loans. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)

(d) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At December 31, 2013, the Fund had sufficient cash and/or securities to cover these commitments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,935,325
Gross unrealized depreciation	(896,512)

Net unrealized appreciation	$3,038,813

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2014